Related party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related party transactions
Related party transactions

11. Related party transactions

The Company recognized expenses in connection with related party transactions in the unaudited condensed consolidated statements of operations as follows:

	Three months	Three months
	ended March 31,	ended March 31,
	2021	2020
	$	$
Share-based compensation for consulting arrangements	—	554,888
Consulting fees to shareholder	—	72,424
Consulting fees on business activities to Board member	29,986	22,162
Reimbursement to Board member for occupancy costs	17,235	—
	47,221	649,474

Transactions with related parties are in the normal course of operations and have been measured at their agreed upon exchange amount.

As at March 31, 2021, there was $nil owing to related parties in connection with the services above. As at March 31, 2020, $70,388 was owing to a related party that paid certain expenses on behalf of the Company prior to it obtaining equity financing. The amounts were fully repaid subsequent to March 31, 2020.

During the three months ended March 31, 2020, the Company issued stock options to shareholders of a related party in exchange primarily for legal and financial consulting services. No amounts are owing in respect of these services as at March 31, 2021.

During the three-month periods ended March 31, 2021 and 2020, the Company received consulting services for research and development from a Board member. Approximately $30,000 is recorded within accrued liabilities in respect of these services as at March 31, 2021. In addition, during the three months ended March 31, 2020, the Company received consulting services for manufacturing planning from a shareholder.

The Company currently has a lease arrangement in place with a Board member for the use of office space. The arrangement does not have a defined contractual lease term and is payable monthly. The Company has applied the short-term lease exemption under ASC Topic 842, Leases to this arrangement and is recording the lease payments of approximately $6,000 monthly as rent expense.

16. Related party transactions

The Company recognized expenses in connection with related party transactions in the consolidated statements of operations as follows:

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Share-based compensation for consulting arrangement	1,109,776	—
Consulting fees to shareholder	164,812	—
Consulting fees on business activities to Board member	90,975	—
Reimbursement to Board member for occupancy costs	21,315	—
	1,386,878	—

Transactions with related parties are in the normal course of operations and have been measured at their agreed upon exchange amount.

As at December 31, 2020, there was $nil owing to related parties in connection with the services above. As at December 31, 2019, $10,400 was owing to a related party that paid certain expenses on behalf of the Company prior to it obtaining equity financing. The amounts were fully repaid during the year ended December 31, 2020.

During the year ended December 31, 2020, the Company issued stock options to shareholders of a related party in exchange primarily for legal and financial consulting services. No amounts are owing in respect of these services as at December 31, 2020.

During the year ended December 31, 2020, the Company received consulting services for research and development and manufacturing planning from a shareholder as well as a Board member. No amounts are owing in respect of these services as at December 31, 2020.

The Company currently has a lease arrangement in place with a Board member for the use of office space. The arrangement does not have a defined contractual lease term and is payable monthly. The Company has applied the short-term lease exemption under ASC 842 to this arrangement and is recording the lease payments of approximately $4 thousand monthly as rent expense.